Taxation	6 Months Ended
Jun. 30, 2026
Taxation [Abstract]
TAXATION
15.	TAXATION

Cayman Islands

Under the current laws of the Cayman Islands, the Group is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, form April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HKD 2 million of assessable profits will be lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations. China Auto Market was not subject to Hong Kong profit tax for any period presented as it did not have assessable profit during the periods presented.

PRC

Generally, the Group’s subsidiaries, which are considered PRC resident enterprises under PRC tax law, are subject to enterprise income tax (“EIT”) on their worldwide taxable income as determined under PRC tax laws and accounting standards at a rate of 25%. The PRC EIT Law grants preferential tax treatment to qualified High and New Technology Enterprises (“HNTEs”), which are entitled to a reduced EIT rate of 15%, subject to the requirement that they renew their HNTE qualification every three years. The Group’s subsidiaries, Shengda Automobile and Shanghai Chengle Network Technology Co., Ltd., were approved as HNTEs and are entitled to a reduced EIT rate of 15% since November 2018 and renewed their HNTE certificates in December 2021 and December 2024. The certificates are valid for three years.

According to Taxation [2022] No. 13, which was effective from January 1, 2022 to December 31, 2024, a small-scale and low-profit enterprise receives a tax preference including a preferential tax rate of 5% on its taxable income between RMB1 million and RMB3 million. According to Taxation [2023] No. 06, which was effective from January 1, 2023 to December 31, 2024, a small-scale and low-profit enterprise receives a tax preference including a preferential tax rate of 5% on its taxable income below RMB1 million. According to Taxation [2023] No. 12, which was effective from January 1, 2023 to December 31, 2027, a small-scale and low-profit enterprise receives a tax preference including a preferential tax rate of 5% on its taxable income below RMB3 million.

The income tax benefit consisted of the following components:

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Current income tax expense	$890	$780
Deferred income tax (benefit)/expense	(599)	163
Total income tax expense	$291	$943

A reconciliation between the Group’s actual benefit for income taxes and the provision at the PRC, mainland statutory rate, is as follows:

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
(Loss) Income before income tax expense	$(5,244)	$4,320
Computed income tax (benefit) expense with statutory tax rate	(1,311)	1,080
Additional deduction for research and development expenses	(261)	(347)
Tax effect of preferred tax rate	897	(786)
Tax effect of favorable tax rates on small-scale and low-profit entities	51	(64)
Tax effect of non-deductible items	78	109
Changes in valuation allowance	837	951
Income tax expense	$291	$943

As of December 31, 2025 and June 30, 2026, the significant components of the deferred tax assets are summarized below:

	As of December 31,	As of June 30,
	2025	2026
	(Audited)	(Unaudited)
Deferred tax assets:
Temporary difference in accounts receivable recognition	$5,815	$5,994
Temporary difference in research and development costs	2,995	3,086
Accrued expense	408	420
Net operating loss carried forward	11,961	13,164
Share-based compensation	538	555
Allowance for credit losses	4,033	4,108
Total deferred tax assets	25,750	27,327
Valuation allowance	(13,803)	(15,179)
Deferred tax assets, net of valuation allowance	$11,947	$12,148

Changes in valuation allowance are as follows:

	As of December 31,	As of June 30,
	2025	2026
	(Audited)	(Unaudited)
Balance at the beginning of the period	$13,840	$13,803
(Reversals)/Additions	(642)	952
Foreign currency translation adjustments	605	424
Balance at the end of the period	$13,803	$15,179

As of December 31, 2025 and June 30, 2026, the Group had net operating loss carryforwards of approximately $49,376 and $49,320, respectively, which arose from the Group’s subsidiaries in the PRC. As of December 31, 2025 and June 30, 2026, the Group had net operating loss carryforwards of approximately $87,396 and $82,838, respectively, which arose from the Parent Company and the Group’s non-PRC subsidiaries. As of December 31, 2025 and June 30, 2026, deferred tax assets from the net operating loss carryforwards amounted to $11,961 and $13,164, respectively. The Group has recorded valuation allowances of $13,803 and $15,179 as of December 31, 2025 and June 30, 2026, respectively. Full valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets are not more likely than not to be realizable in future tax years.

As of June 30, 2026, net operating loss carryforwards will expire, if unused, in the following amounts:

2026	$3,052
2027	17,195
2028	14,965
2029	6,980
2030	7,128
2031	6,238
Indefinite	82,838
Total	$138,396